Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of lease costs

	Year ended
	December 31, 2025	December 31, 2024
Lease costs
Operating lease costs	6,737	7,685
Short-term lease costs	1,410	1,645
Sublease income	—	(580)
Total net lease cost	8,147	8,750
Operating lease income	1,481	1,362

Other information for the period
Right-of-use assets related to new operating lease liabilities	5,101	2,068
Operating cash flows from operating leases	5,556	6,903

	Year ended
Other information at end of period	December 31, 2025	December 31, 2024
Operating leases right-of-use assets (included in other assets on the balance sheets)	38,079	35,347
Operating lease liabilities (included in other liabilities on the balance sheets)	38,725	35,604
Weighted average remaining lease term for operating leases (in years)	11.53	11.87
Weighted average discount rate for operating leases	5.90%	5.93%

Schedule of lessee operating lease liability maturity

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2025:
Year ending December 31	Operating Leases
2026	5,248
2027	5,408
2028	5,332
2029	4,691
2030	4,195
2031 & thereafter	17,106
Total commitments	41,980
Less: effect of discounting cash flows to their present value	(3,255)
Operating lease liabilities	38,725